INVENTORIES	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
NOTE 12 - INVENTORIES

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Finished goods	194	203
Work in progress	303	321
Raw materials	99	106
Stores and supplies	77	74
Inventories write-down	(38)	(34)
Total inventories	635	670

Constellium records inventories at the lower of cost and net realizable value. Any change in the net realizable value adjustment on inventories is included in Cost of sales in the Unaudited Interim Consolidated Income Statement.